UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017

13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756

Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $1,703,899,239

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number    Name

     1.         28-10571                Cobalt Offshore Fund Limited

     2.         28-10572                Cobalt Partners, L.P.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3      COLUMN 4          COLUMN 5        COLMN 6   COL 7        COLUMN 8

                                 TITLE                                   SHRS OR   SH/ PUT/   INVSTMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP          VALUE       PRN AMT   PRN CALL   DISCRTN   MGRS   SOLE SHARED    NONE
--------------                   --------     -----          -----       -------   --- ----   -------   ----   ---- ------    ----
ADVANCE AUTO PARTS INC           COM          00751Y106       8,820,974    228,050 SH         SHARED    1, 2          228,050
ABITIBI-CONSOLIDATED INC         COM          003924107         405,000    100,000 SH         SHARED    1, 2          100,000
AMERICAN EAGLE OUTFITTERS NE     COM          02553E106         235,300     10,000 SH         SHARED    1, 2           10,000
AMERICAN INTL GROUP INC          COM          026874107       3,098,000     50,000 SH         SHARED    1, 2           50,000
AUTOLIV INC                      COM          052800109       3,480,000     80,000 SH         SHARED    1, 2           80,000
AMERICAN TOWER CORP              CLA          029912201     179,239,778  7,183,959 SH         SHARED    1, 2        7,183,959
ANADARKO PETE CORP               COM          032511107      41,172,500    430,000 SH         SHARED    1, 2          430,000
ALAMOSA HLDGS INC                COM          011589108      39,929,043  2,333,667 SH         SHARED    1, 2        2,333,667
ALLTEL CORP                      COM          020039103      18,230,800    280,000 SH         SHARED    1, 2          280,000
ATLAS AMER INC                   COM          049167109      66,660,808  1,364,602 SH         SHARED    1, 2        1,364,602
AMERICAN EXPRESS CO              COM          025816109       2,872,000     50,000 SH         SHARED    1, 2           50,000
BANK OF AMERICA CORPORATION      COM          060505104       8,420,000    200,000 SH         SHARED    1, 2          200,000
BALL CORP                        COM          058498106       2,204,400     60,000 SH         SHARED    1, 2           60,000
BOWATER INC                      COM          102183100       4,760,668    168,400 SH         SHARED    1, 2          168,400
CAREMARK RX INC                  COM          141705103     216,231,247  2,835,076 SH         SHARED    1, 2        2,835,076
CARRIZO OIL & CO INC             COM          144577103         293,000     10,000 SH         SHARED    1, 2           10,000
CAPITALSOURCE INC                COM          14055X102       1,744,000     80,000 SH         SHARED    1, 2           80,000
CENTEX CORP                      COM          152312104     214,657,785  3,323,905 SH         SHARED    1, 2        3,323,905
CVS CORP                         COM          126650100       7,252,500    250,000 SH         SHARED    1, 2          250,000
CEMEX SA                         SPON ADR 5
                                 ORD          151290889       5,230,000    100,000 SH         SHARED    1, 2          100,000
DOBSON COMMUNICATIONS CORP       CL A         256069105      46,971,464  6,116,076 SH         SHARED    1, 2        6,116,076
ECHOSTAR COMMUNICATIONS NEW      CL A         278762109       2,957,000    100,000 SH         SHARED    1, 2          100,000
EAGLE MATERIALS INC              COM          26969P108       1,213,700     10,000 SH         SHARED    1, 2           10,000
FOUNDATION COAL HLDGS INC        COM          35039W100      26,308,221    684,219 SH         SHARED    1, 2          684,219
FREEPORT-MCMORAN COPPER & GO     CL B         35671D857      69,399,104  1,428,259 SH         SHARED    1, 2        1,428,259
FIDELITY NATL FINL INC           COM          316326107       3,276,672     73,600 SH         SHARED    1, 2           73,600
FISHER SCIENTIFIC INTL INC       COM NEW      338032204      24,050,580    387,600 SH         SHARED    1, 2          387,600
GATX CORP                        COM          361448103       8,748,460    221,200 SH         SHARED    1, 2          221,200
GOLDMAN SACHS GROUP INC          COM          38141G104       7,294,800     60,000 SH         SHARED    1, 2           60,000
GRANT PRIDECO INC                COM          38821G101      12,195,000    300,000 SH         SHARED    1, 2          300,000
HARRAHS ENTMT INC                COM          413619107      41,552,106    637,400 SH         SHARED    1, 2          637,400
STARWOOD HOTELS & RESORTS WRLD   PAIRED CTF   85590A203       5,717,000    100,000 SH         SHARED    1, 2          100,000
INAMED CORP                      COM          453235103       7,568,000    100,000 SH         SHARED    1, 2          100,000
LENNAR CORP                      CLA          526057104     103,426,632  1,730,700 SH         SHARED    1, 2        1,730,700
LEVEL 3 COMMUNICATIONS INC       COM          52729N100         865,745    373,166 SH         SHARED    1, 2          373,166
MCDONALDS CORP                   COM          580135101       6,698,000    200,000 SH         SHARED    1, 2          200,000
MOLEX INC                        CLA          608554200      10,902,480    424,056 SH         SHARED    1, 2          424,056
MERITAGE HOMES CORP              COM          59001A102       6,700,084     87,400 SH         SHARED    1, 2           87,400
MICRON TECHNOLOGY INC            COM          595112103         917,673     68,998 SH         SHARED    1, 2           68,998
NEW CENTURY FINANCIAL CORP M     COM          6435EV108         725,400     20,000 SH         SHARED    1, 2           20,000
NS GROUP INC                     COM          628916108       2,778,900     70,800 SH         SHARED    1, 2           70,800
NORTHWEST AIRLS CORP             CL A         667280101         227,761    345,093 SH         SHARED    1, 2          345,093
OMI CORP                         COM          Y6476W104      11,379,616    636,800 SH         SHARED    1, 2          636,800
ORACLE CORP                      COM          68389X105       5,026,402    405,355 SH         SHARED    1, 2          405,355
PULTE HOMES INC                  COM          745867101      88,284,551  2,056,956 SH         SHARED    1, 2        2,056,956
PACIFICARE HEALTH SYS DEL        COM          695112102      33,260,282    416,900 SH         SHARED    1, 2          416,900
PIONEER NAT RES CO               COM          723787107       6,930,904    126,200 SH         SHARED    1, 2          126,200
RENT A CTR INC NEW               COM          76009N100         579,300     30,000 SH         SHARED    1, 2           30,000
RESOURCE AMERICA INC             CL A         761195205      28,524,683  1,610,654 SH         SHARED    1, 2        1,610,654
TRANSOCEAN INC                   ORD          G90078109      14,827,640    241,847 SH         SHARED    1, 2          241,847
SEARS HLDGS CORP                 COM          812350106       4,105,860     33,000 SH         SHARED    1, 2           33,000
TEEKAY SHIPPING MARSHALL ISL     COM          Y8564W103       3,060,855     71,100 SH         SHARED    1, 2           71,100
TELEWEST GLOBAL INC              COM          87956T107      19,563,864    852,456 SH         SHARED    1, 2          852,456
TRIQUINT SEMICONDUCTOR INC       COM          89674K103         813,849     20,100 SH         SHARED    1, 2           20,100
TITAN INTL INC ILL               COM          88830M102       4,713,509    343,300 SH         SHARED    1, 2          343,300
TYCO INTL LTD NEW                COM          902124106       4,177,500    150,000 SH         SHARED    1, 2          150,000
UBIQUITEL INC                    COM          903474302       2,818,650    322,500 SH         SHARED    1, 2          322,500
VIACOM INC                       CLB          925524308      21,456,500    650,000 SH         SHARED    1, 2          650,000
VALERO ENERGY CORP               COM          91913Y100     173,082,311  1,530,889 SH         SHARED    1, 2        1,530,889
WELLPOINT INC                    COM          94973V107      58,222,178    767,900 SH         SHARED    1, 2          767,900
WYNN RESORTS LTD                 COM          983134107       7,224,000    160,000 SH         SHARED    1, 2          160,000
YELLOW ROADWAY CORP              COM          985577105         414,200     10,000 SH         SHARED    1, 2           10,000
TOTAL                                                     1,703,899,239

01181.0005 #617112